Trade Receivables - Summary of Allowance For Credit Losses (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Beginning Balance		R$ (107,995)
Ending balance		(432,108)	R$ (107,995)
Trade Receivables [member]
Disclosure of financial assets [line items]
Beginning Balance		(107,995)	(129,242)
Additions		(640,676)	(209,515)
Write-offs	[1]	372,659	232,034
Exchange variation		(56,096)	(1,272)
Ending balance		R$ (432,108)	R$ (107,995)

[1]	(a) Refers to accounts overdue for more than 180 days which are written off when the Company has no expectation of recovering the trade accounts receivable and sales of customer portfolio.